Borrowings (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Information Relating to Short-Term Borrowings

The following table is a summary of information relating to these short-term borrowings.

	December 31,
	2012	2011
	(Dollars in thousands)
Average annual balance	$10,900	$14,956
December 31 balance	—	21,050
Maximum month-end balance during year	58,925	54,077
Interest rate:
Weighted-average - year	0.36%	0.33%
Weighted-average - December 31	—	0.35

Aggregate Annual Maturities and Weighted-Average Rates of FHLB-Dallas Advances with Original Maturity of Over One Year

At December 31, 2012, aggregate annual maturities and weighted-average interest rates of FHLB-Dallas advances with an original maturity of over one year were as follows:

Maturity	Amount	Weighted-Average Interest Rate
	(Dollars in thousands)

2013	$31	3.22%
2014	32	3.25
2015	33	3.27
2016	21	4.54
2017	260,022	3.89
2018	20,023	2.54
Thereafter	601	4.54

Total	$280,763	3.80

FHLB-Dallas Advances Containing Quarterly Call Features and are Callable

Included in the above table are $280.0 million of FHLB-Dallas advances that contain quarterly call features and are callable as follows:

	Amount	Weighted-Average Interest Rate	Maturity
	(Dollars in thousands)
Callable quarterly	$260,000	3.90%	2017
Callable quarterly	20,000	2.53	2018

Total	$280,000	3.80